Condensed Consolidated Statements of Shareholders' Deficit (unaudited) - USD ($)	Total	2014 Associate Stock Purchase Plan	Convertible Preferred Stock	Common Stock	Common Stock 2014 Associate Stock Purchase Plan	Additional Paid In Capital	Additional Paid In Capital 2014 Associate Stock Purchase Plan	Stock Subscription Receivable	Accumulated Deficit
Beginning Balance at Dec. 31, 2012	$ (12,485,008)			$ 15,250		$ 10,135,786			$ (22,636,044)
Beginning Balance (shares) at Dec. 31, 2012				1,524,991
Issuance of shares	1,197,550			$ 3,190		1,194,360
Issuance of common stock, net of costs (in shares)				319,000
Stock compensation expense	700,715					700,715
Net Loss Attributable to Common Shareholders	(13,965,019)								(13,965,019)
Share price/ conversion adjustment	1,710,475			$ 4,276		1,706,199
Additional Shares of common stock				427,619
Ending Balance at Dec. 31, 2013	(9,932,242)			$ 56,260		26,612,561			(36,601,063)
Ending Balance (in shares) at Dec. 31, 2013				5,625,957
Issuance of convertible preferred stock, net of costs	3,039,501		$ 223			3,039,278
Issuance of convertible preferred stock, net of costs (in shares)			2,229,702
Issuance of shares	5,579,208			$ 454		5,578,754
Issuance of common stock, net of costs (in shares)				4,542,782
Warrant issued for professional fees	23,735					23,735
Stock compensation expense	316,176					316,176
Net Loss Attributable to Common Shareholders	(15,709,782)								(15,709,782)
Ending Balance at Dec. 31, 2014	(4,411,294)		$ 223	$ 1,694		47,307,314			(51,720,525)
Ending Balance (in shares) at Dec. 31, 2014			2,229,702	16,934,497
Issuance of convertible preferred stock, net of costs	4,903,663		$ 190			5,353,473		$ (450,000)
Issuance of convertible preferred stock, net of costs (in shares)			1,896,510
Conversion of debt into preferred stock	752,000		$ 22			751,978
Conversion of debt into preferred stock (in shares)			222,411
Series A & B preferred stock conversion into common stock			$ (431)	$ 499		(68)
Series A & B preferred stock conversion into common stock (in shares)			(4,304,593)	4,985,930
Conversion of warrant liability to additional paid-in-capital	420,090					420,090
Payment of preferred dividend paid with common shares				$ 7		85,973			(85,980)
Payment of preferred dividend paid with common shares (in shares)				74,764
Issuance of shares		$ 33,829			$ 7		$ 33,822
Issuance of common stock, net of costs (in shares)					72,360
Issuance of warrants for capital lease arrangement	134,782					134,782
Warrant issued for professional fees	18,612					18,612
Stock compensation expense	154,308					154,308
Net Loss Attributable to Common Shareholders	(12,051,793)								(12,051,793)
Share price/ conversion adjustment	3,704,682			$ 823		3,703,859
Additional Shares of common stock				8,232,628
Ending Balance at Jun. 30, 2015	$ (6,341,121)		$ 4	$ 3,030		$ 57,964,143		$ (450,000)	$ (63,858,298)
Ending Balance (in shares) at Jun. 30, 2015			44,030	30,300,179